EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net earnings attributable to the Group’s common shareholders (R$ thousand)	R$ 8,215,667	R$ 6,786,352	R$ 10,106,323
Net earnings attributable to the Group’s preferred shareholders (R$ thousand)	R$ 9,037,233	R$ 7,464,977	R$ 11,116,941
Weighted average number of common shares outstanding (thousands)	5,315,458	5,330,305	5,337,877
Weighted average number of preferred shares outstanding (thousands)	5,298,682	5,311,866	5,319,573
Basic earnings per share attributable to common shareholders of the Group (in Reais)	R$ 1.55	R$ 1.27	R$ 1.89
Basic earnings per share attributable to preferred shareholders of the Group (in Reais)	R$ 1.71	R$ 1.41	R$ 2.09